UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4215

DREYFUS GNMA FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	01/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS GNMA FUND, INC.

Statement of Investments
January 31, 2005 (Unaudited)

		Principal
Bonds and Notes -	97.7%	Amount($)		Value($)

U.S. Government Agencies/Mortgage-Backed	84.6%

Government National Mortgage Association I:
5%		110,375,000	a	111,099,060
5%, 7/15/2033-7/15/2034		4,248,817		4,284,330
5.5%, 2/15/2033-4/15/2034		138,606,291		142,517,550
5.5%, Ser. 2004-39, Cl. C, 12/20/2029		4,260,000		4,409,245
6%, 8/15/2026-9/15/2034		171,284,665		178,095,151
6%, Ser. 2002-52, Cl. AG, 9/20/2029		277,290		279,470
6.5%, 9/15/2008-6/15/2032		14,694,191		15,564,091
7%, 11/15/2022-12/15/2022		35,123		37,505
7.5%, 12/15/2006-5/15/2026		13,238,286		14,307,484
8%, 4/15/2008-12/15/2022		6,390,013		6,913,451
8.5%, 2/15/2006-12/15/2022		4,876,000		5,326,387
9%, 1/15/2019-12/15/2022		3,462,932		3,890,213
9.5%, 3/15/2018-11/15/2024		985,185		1,112,081
Construction Loans,
6.75%, 3/15/2040		8,154,270		9,021,558
Project Loans:
6.375%, 10/15/2033		2,718,458		2,848,988
6.6%, 9/15/2030		5,983,493		6,270,944
6.75%, 10/15/2033-12/15/2033		6,719,108		7,078,845
				513,056,353

Government National Mortgage Association II:
3.375%, 2/20/2027-6/20/2032		11,538,313	b	11,652,287
3.5%, 7/20/2030-8/20/2032		19,884,494	b	20,046,765
3.75%, 9/20/2027		20,639	b	20,924
4.5%, 1/20/2034		1,545,501	b	1,561,879
5.5%		146,088,000	a	149,694,548
6%, 12/20/2028-1/20/2031		3,542,256		3,686,898
6.5%, 5/20/2031-6/20/2031		2,370,898		2,492,407
7%, 4/20/2024-4/20/2032		25,172,519		26,628,319
7.5%, 9/20/2030		398,554		426,078
9.5%, 9/20/2017-2/20/2025		219,741		246,699
				216,456,804

Federal Home Loan Mortgage Corp.:
Stripped Securities, Interest Only Class:
Ser. 1583, Cl. ID, 7%, 2/15/2023		148,254	c	2,384
Ser. 1882, Cl. PK, 7%, 8/15/2026		525,641	c	78,037
Ser. 2048, Cl. PJ, 7%, 4/15/2028		532,190	c	82,676
Ser. 2520, Cl. PI, 5.5%, 1/15/2026		3,641,483	c	119,206
Ser. 2630, Cl. IE, 5%, 12/15/2025		2,989,900	c	484,035
Ser. 2676, Cl. IB, 5%, 4/15/2017		4,281,600	c	228,009
Ser. 2676, Cl. ID, 5%, 1/15/2023		2,000,000	c	264,478
				1,258,825

Federal National Mortgage Association:
6%, 8/1/2034-9/1/2034		11,081,537		11,445,882
Ser. 2003-49, Cl. JE, 3%, 4/25/2033		2,800,048		2,688,449
Ser. 2004-58, Cl. LJ, 5%, 7/25/2034		5,740,669		5,904,967
Stripped Securities, Interest Only Class:
Ser. 1997-40, Cl. PI, 7%, 2/18/2027		2,245,828	c	112,202

Ser. 2002-76, Cl. PI, 5.5%, 12/25/2025		4,887,025	c	137,986
Ser. 2003-8, Cl. PI, 5.5%, 10/25/2021		4,808,238	c	287,417
Ser. 2003-70, Cl. IC, 5%, 8/25/2015		10,166,300	c	415,227
Whole Loan,
Ser. 2001-W1, Cl. AF6, 6.402%, 7/25/2031		4,876,411		4,898,228
				25,890,358

Total U.S. Government Agencies/Mortgage-Backed				756,662,340

Asset-Backed Ctfs./Commercial	.4%
Long Beach Asset Holdings,
Ser. 2004-6, Cl. N1, 4.5%, 2034		3,932,818	d	3,933,997

Asset-Backed Ctfs./Home Equity	2.2%
Conseco Finance,
Ser. 2001-D, Cl. A4, 5.53%, 2032		874,939		891,416
Equivantage Home Equity Loan Trust,
Ser. 1997-1, Cl. A4, 7.775%, 2028		2,063,818		2,061,601
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7, 6.265%, 2029		6,730,641		6,900,926
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035		9,329,000		9,327,464
Total Asset-Backed Ctfs./Home Equity				19,181,407

Commercial Mortgage Pass-Through Ctfs.-	.4%
CS First Boston Mortgage Securities,
Ser. 1998-C1, Cl. A1A, 6.26%, 2040		3,784,193		3,834,455

Residential Mortgage Pass-Through Ctfs.-	6.0%
Countrywide Alternative Loan Trust,
Ser. 2004-7T1, Cl. A1, 5.75%, 2034		18,187,870		18,495,601
Countrywide Home Loans,
Ser. 2002-35, Cl. 1A5, 5%, 2018		1,960,684		1,966,553
First Horizon Alternative Mortgage Securities,
Ser. 2004-FA1, Cl. 1A1, 6.25%, 2034		11,684,965		12,077,855
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2, 3.554%, 2034		15,417,964	b	15,283,056
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040		5,191,724	d	5,419,419
Total Residential Mortgage Pass-Through Ctfs.-				53,242,484

U.S. Government -	4.1%
U.S. Treasury Notes:
2.875%,11/30/2006		5,766,000	e	5,730,418
3%,11/15/2007		9,356,000		9,260,195
3.5%, 8/15/2009		16,872,000	e	16,775,661
4%, 6/15/2009		5,228,000	f	5,307,413
				37,073,687

Total Bonds and Notes
(cost $ 870,761,366)				873,928,370

Other Investments-	9.4%	Shares		Value ($)
Registered Investment Company,
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $ 84,198,000)		84,198,000	g	84,198,000

Investment of Cash Collateral for

Securities Loaned	.8%
Registered Investment Company,
Dreyfus Institutional Cash Advantage Fund
(cost $ 6,897,863)		6,897,863 g	6,897,863

Total Investments (cost $ 961,857,229)		107.9%	965,024,233

Liabilities, Less Cash and Receivables		-7.9%	(70,478,567)

Net Assets		100.0%	894,545,666

a Purchased on a forward commitment basis.
b Variable rate security-interest rate subject to periodic change.
c Notional face amount shown.
d Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Board of Directors. At January 31, 2005, these securities amounted to $ 9,353,416 or 1.0% of net assets.
e All or a portion of these securities are on loan. At January 31, 2005, the total market value of the fund's securities on loan is $ 6,724,708 and the total market value of the collateral held by the fund is $ 6,897,863.
f Partially held by a broker as collateral for open financial futures positions.
g Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS GNMA FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)